ACQUISITIONS (Schedule of Intangible Assets Acquired in Business Acquisition) (Details) - USD ($) $ in Thousands		1 Months Ended
		Mar. 18, 2015	Dec. 18, 2013	Nov. 14, 2014
Appfluent [Member] | Core technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization period		5 years
Appfluent [Member] | Customer relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization period		7 years
Hayes Technology Group Incorporated [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets			$ 4,384
Hayes Technology Group Incorporated [Member] | Core technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	[1]		$ 3,596
Amortization period			6 years
Hayes Technology Group Incorporated [Member] | Customer relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	[2]		$ 564
Amortization period			9 years
Hayes Technology Group Incorporated [Member] | Noncompete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	[3]		$ 224
Amortization period			4 years
Bi Ready B V [Member] | Core technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets				$ 1,272

[1]	Core technology represents a combination of Hayes processes and trade secrets related to the design and development of its products. This proprietary know-how can be leveraged to develop new technology and improve the Company products and is amortized over 6 years using the accelerated method.
[2]	Customer relationships represent the underlying relationships and agreements with Hayes's installed customer base and are amortized over 9 years using the accelerated method.
[3]	The amount assigned to the non-competition agreement relates to the non-competition agreement that the Company entered into with the founder of Hayes for a period of four years, which is amortized on a straight line basis over 4 years.